Average Annual Total Returns - WisdomTree Japan Hedged SmallCap Equity Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
WisdomTree Japan Opportunities Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.12%	14.09%	12.16%
MSCI Japan Small Cap Local Currency/MSCI Japan Local Currency Spliced Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.35%	9.37%	8.76%
MSCI Japan Value (USD) Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.76%	7.01%	6.88%
MSCI Japan (USD) Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	4.81%	6.25%
MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	20.74%	12.84%	9.16%
WisdomTree Japan Hedged SmallCap Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		20.68%	13.48%	11.50%
WisdomTree Japan Hedged SmallCap Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.37%	12.69%	10.87%
WisdomTree Japan Hedged SmallCap Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.85%	10.66%	9.42%

[1]	Prior to June 30, 2025, the Fund’s performance reflects its prior investment objective and principal investment strategies when it sought to track the price and yield performance of the WisdomTree Japan Hedged SmallCap Equity Index. As noted above, on June 30, 2025, the Fund’s investment objective and principal investment strategies changed to reflect that it seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Opportunities Index.
[2]	MSCI Japan Small Cap Local Currency Index’s returns will be shown through June 30, 2025; MSCI Japan Local Currency Index’s returns will be shown thereafter.
[3]	In connection with the change to the Fund’s investment objective and principal investment strategies, the Fund has changed its broad-based securities market index from MSCI Japan Local Currency Index to MSCI Japan (USD) Index.